Intangible Assets - Composition and Movements in Net Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 11,370	€ 12,017
Additions	1,796	1,838
Amortization	(2,462)	(2,583)	€ (2,599)
Disposals		(2)
Impairments	(506)	(2)
Transfers and others	44	50
Transla-tion differen-ces	(806)	(183)
Inflation adjustments	409	223
Business combina-tions	22
Ending balance	9,875	11,370	12,017
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in intangible assets other than goodwill [abstract]
First applica-tion of IAS 21	8
Service concession arrangements and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	6,886	7,550
Additions	157	183
Amortization	(757)	(840)
Disposals		0
Impairments	(485)	0
Transfers and others	1	2
Transla-tion differen-ces	(536)	(205)
Inflation adjustments	376	196
Business combina-tions	21	0
Ending balance	5,667	6,886	7,550
Service concession arrangements and licenses | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in intangible assets other than goodwill [abstract]
First applica-tion of IAS 21	4
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,089	2,800
Additions	510	486
Amortization	(1,410)	(1,356)
Disposals		(1)
Impairments	(21)	0
Transfers and others	1,139	1,122
Transla-tion differen-ces	(222)	18
Inflation adjustments	29	20
Business combina-tions		0
Ending balance	3,104	3,089	2,800
Software | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in intangible assets other than goodwill [abstract]
First applica-tion of IAS 21	4
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Business combina-tions	(14)
Customer base
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	386	721
Additions	0	0
Amortization	(238)	(333)
Disposals		0
Impairments	0	0
Transfers and others	0	(3)
Transla-tion differen-ces	(1)	4
Inflation adjustments	(1)	0
Business combina-tions	5
Ending balance	151	386	721
Customer base | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in intangible assets other than goodwill [abstract]
First applica-tion of IAS 21	0
Customer base
Reconciliation of changes in intangible assets other than goodwill [abstract]
Business combina-tions		(3)
Trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	235	263
Additions	0	0
Amortization	(32)	(33)
Disposals		0
Impairments	0	0
Transfers and others	0	0
Transla-tion differen-ces	(18)	5
Inflation adjustments	0	0
Business combina-tions	2	0
Ending balance	187	235	263
Trademarks | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in intangible assets other than goodwill [abstract]
First applica-tion of IAS 21	0
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	58	39
Additions	20	20
Amortization	(25)	(21)
Disposals		0
Impairments	0	(2)
Transfers and others	8	5
Transla-tion differen-ces	(1)	2
Inflation adjustments	0	0
Business combina-tions	4	15
Ending balance	64	58	39
Other intangible assets | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in intangible assets other than goodwill [abstract]
First applica-tion of IAS 21	0
Intangible assets in process
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	716	644
Additions	1,109	1,149
Amortization	0	0
Disposals		(1)
Impairments	0	0
Transfers and others	(1,104)	(1,076)
Transla-tion differen-ces	(28)	(7)
Inflation adjustments	5	7
Business combina-tions	4	0
Ending balance	702	716	€ 644
Intangible assets in process | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in intangible assets other than goodwill [abstract]
First applica-tion of IAS 21	€ 0
Intangible assets other than goodwill, netting
Reconciliation of changes in intangible assets other than goodwill [abstract]
Business combina-tions		€ 12